SHARE-BASED PAYMENTS - Deferred share unit plan (Details) - DSUs $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) EquityInstruments $ / shares	Dec. 31, 2021 USD ($) EquityInstruments $ / shares
Share-based payment transaction
Minimum percentage of compensation for computing number of share units to outside director (as a percent)	50.00%
DSUs granted	329,000	234,000
Weighted average grant-date fair value (C$/ unit) | $ / shares	$ 5.47	$ 7.55
Number of share units outstanding	1,625,785
Recognized liability | $	$ 6.6	$ 7.5